Cash and cash equivalents - Summary of Group's Cash and Cash Equivalents by Currency (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Total cash and cash equivalents	$ 5,712	$ 3,923	$ 1,740	$ 6,201
US dollar
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Total cash and cash equivalents	5,447	3,617
Australian dollar
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Total cash and cash equivalents	137	173
Other
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Total cash and cash equivalents	$ 128	$ 133